Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition [Abstract]
Schedule of revenue streams
	December 31, 2020		December 31, 2019
Revenue Streams (in thousands)	Revenue	% Total	Revenue	% Total

Private Label	$62,906	42%	$63,820	75%
Tattooed Chef	84,592	57%	18,280	22%
Other revenues	994	1%	2,819	3%
Total	$148,492		$84,919

Schedule of major customers-customers accounting
Customer	December 31, 2020	December 31, 2019

Customer C	39%	29%
Customer A	32%	10%
Customer B	17%	35%
Customer E	*	11%
Customer D	*	10%

*	Customer accounted for less than 10% of revenue in the period.